Intangible assets (Narrative) (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Additions	$ 163,230	$ 1,176,664	$ 83,228
Additions through acquisition	481,472	194,000	2,906,219
Amortization charge		10,927
Recognition of open orders		(87,802)
Development costs [Member]
Disclosure of detailed information about intangible assets [line items]
Additions	163,230
Additions through acquisition	0
Technology-based intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Additions	0
Additions through acquisition	$ 481,472
Useful life	5 years
Phantom System [Member]
Disclosure of detailed information about intangible assets [line items]
Additions		584,885	83,228
Additions through acquisition		0	0
Amortization charge		$ 0	0
Useful life		5 years
Recognition of open orders		$ 0
PARA OPS System [Member]
Disclosure of detailed information about intangible assets [line items]
Additions		562,996	0
Additions through acquisition		0	2,906,219
Amortization charge		$ 0	0
Useful life		5 years
Recognition of open orders		$ 0
PARA OPS Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Additions		28,783	0
Additions through acquisition		0	0
Amortization charge		0	0
Recognition of open orders		0
Purchase Orders [Member]
Disclosure of detailed information about intangible assets [line items]
Additions		0	0
Additions through acquisition		100,000	0
Amortization charge		0
Recognition of open orders		(87,802)
ARWEN Tradename [Member]
Disclosure of detailed information about intangible assets [line items]
Additions		0	0
Additions through acquisition		44,000	0
Amortization charge		$ 6,968
Useful life		5 years
Recognition of open orders		$ 0
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Additions		0	0
Additions through acquisition		50,000	$ 0
Amortization charge		$ 3,959
Useful life		10 years
Recognition of open orders		$ 0